Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value of loans	¥ 670
Aggregate unpaid loan principal balance	17,939	20,145
Aggregate loan fair value	16,026	19,397
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	491	1,071
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain (loss) from change in fair value of loans	(628)	1,024
Aggregate unpaid loan principal balance	¥ 15,535	¥ 18,326